JPMorgan Global Bond Opportunities Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG MULTIVERSE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.34%)	(1.77%)	0.35%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	2.73%	3.67%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.78%	1.16%	1.87%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	1.41%	2.00%